Related Party Transactions	12 Months Ended
Dec. 31, 2017
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Related Party Transactions
36	RELATED PARTY TRANSACTIONS

CNPC, the controlling shareholder of the Company, is a limited liability company directly controlled by the PRC government.

Related parties include CNPC and its fellow subsidiaries, their associates and joint ventures, other state-owned enterprises and their subsidiaries which the PRC government has control, joint control or significant influence over and enterprises which the Group is able to control, jointly control or exercise significant influence over, key management personnel of the Company and CNPC and their close family members.

(a) Transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group

The Group has extensive transactions with other companies in CNPC and its fellow subsidiaries. Due to these relationships, it is possible that the terms of the transactions between the Group and other members of CNPC and its fellow subsidiaries are not the same as those that would result from transactions with other related parties or wholly unrelated parties.

The principal related party transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group which were carried out in the ordinary course of business, are as follows:

On August 25, 2011, based on the terms of the Comprehensive Products and Services Agreement amended in 2008, the Company and CNPC entered into a new Comprehensive Products and Services Agreement (“the Comprehensive Products and Services Agreement”) for a period of three years which took effect on January 1, 2012. The Comprehensive Products and Services Agreement provides for a range of products and services which may be required and requested by either party. The products and services to be provided by CNPC and its fellow subsidiaries to the Group under the Comprehensive Products and Services Agreement include construction and technical services, production services, supply of material services, social services, ancillary services and financial services. The products and services required and requested by either party are provided in accordance with (1) government-prescribed prices; or (2) where there is no government-prescribed price, with reference to relevant market prices; or (3) where neither (1) nor (2) is applicable, the actual cost incurred or the agreed contractual price. On the basis of the existing Comprehensive Products and Services Agreement, the Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 28, 2014 for a period of three years which took effect on January 1, 2015. The new Comprehensive Products and Services Agreement has already incorporated the terms of the current Comprehensive Products and Services Agreement which was amended in 2011. On the basis of the existing Comprehensive Products and Services Agreement, the Company and CNPC entered into a new Comprehensive Products and Services Agreement on August 24, 2017 for a period of three years which took effect on January 1, 2018. The new Comprehensive Products and Services Agreement has already incorporated the terms of the current Comprehensive Products and Services Agreement which was amended in 2014.

•	Sales of goods represent the sale of crude oil, refined products, chemical products and natural gas, etc. The total amount of these transactions amounted to RMB 113,306 for the year ended December 31, 2017 (2016: RMB 104,034, 2015: RMB 106,304).

•	Sales of services principally represent the provision of services in connection with the transportation of crude oil and natural gas, etc. The total amount of these transactions amounted to RMB 6,160 for the year ended December 31, 2017 (2016: RMB 5,053, 2015: RMB 6,919).

•	Purchases of goods and services principally represent construction and technical services, production services, social services, ancillary services and material supply services, etc. The total amount of these transactions amounted to RMB 338,178 for the year ended December 31, 2017 (2016: RMB 292,168, 2015: RMB 322,028).

•	Purchases of assets principally represent the purchases of manufacturing equipment, office equipment and transportation equipment, etc. The total amount of these transactions amounted to RMB 1,643 for the year ended December 31, 2017 (2016: RMB 1,058, 2015: RMB 1,141).

•	Amounts due from and to CNPC and its fellow subsidiaries, associates and joint ventures of the Group included in the following accounts captions are summarized as follows:

	December 31, 2017	December 31, 2016
	RMB	RMB
Accounts receivable	10,219	6,657
Prepayments and other receivables	8,987	9,123
Other current assets	5,794	4,486
Other non-current assets	14,848	11,084
Accounts payable and accrued liabilities	66,001	64,772
Other non-current liabilities	3,053	3,755

•	Interest income represents interest from deposits placed with CNPC and its fellow subsidiaries. The total interest income amounted to RMB 424 for the year ended December 31, 2017 (2016: RMB 224, 2015: RMB 304). The balance of deposits at December 31, 2017 was RMB 25,903 (December 31, 2016: RMB 32,626).

•	Purchases of financial service principally represents interest charged on the loans from CNPC and its fellow subsidiaries, insurance fee, etc. The total amount of these transactions amounted to RMB 11,021 for the year ended December 31, 2017 (2016: RMB 12,139, 2015: RMB 14,739).

•	The borrowings from CNPC and its fellow subsidiaries at December 31, 2017 were RMB 208,395 (December 31, 2016: RMB 255,285).

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Rents and other payments made under financial leasing represent the payable by the Group (including all rents, leasing service fees and prices for exercising purchase options) for the period according to the financial leasing agreements entered into by the Group and CNPC and its fellow subsidiaries. The total rents and other payments made under financial leasing amounted to RMB 835 for the year ended December 31, 2017 (2016: RMB 819, 2015: RMB 238).

On August 25, 2011, based on the Land Use Rights Leasing Contract signed in 2000, the Company and CNPC entered into a Supplemental Land Use Rights Leasing Contract which took effect on January 1, 2012. The Supplemental Land Use Rights Leasing Contract provides for the lease of land covering an aggregate area of approximately 1,783 million square meters located throughout the PRC at a maximal annual fee (exclusive of tax and government charges) of RMB 3,892. The Supplemental Land Use Rights Leasing Contract will expire at the same time as the Land Use Rights Leasing Contract. The area and total fee payable for the lease of all such property may be adjusted with the Company’s operating needs and by reference to market price every three years. The Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract on August 28, 2014, which adjusted the rental payable and the area for the leased land parcels. The Company agreed to rent from CNPC parcels of land with an aggregate area of approximately 1,777 million square meters with rental payable (exclusive of tax and government charges) adjusted to no more than RMB 4,831 in accordance with the area of leased land parcels and the current situation of the property market. The Land Use Rights Leasing Contract shall remain unchanged, apart from the rental payable and the leased area. The confirmation letter shall be effective from January 1, 2015. The Company and CNPC each issued a confirmation letter to the Land Use Rights Leasing Contract on August 24, 2017, which adjusted the rental payable and the area for the leased land parcels. The Company agreed to rent from CNPC parcels of land with an aggregate area of approximately 1,773 million square meters with annual rental payable (exclusive of tax and government charges) adjusted to no more than RMB 5,783 in accordance with the area of leased land parcels and the current situation of the property market. The Land Use Rights Leasing Contract shall remain unchanged, apart from the rental payable and the leased area. The confirmation letter shall be effective from January 1, 2018.

On August 25, 2011, based on the Buildings Leasing Contract and Supplemental Building Leasing Agreement, the Company and CNPC entered into a Revised Buildings Leasing Contract which took effect thereafter. Under this contract, buildings covering an aggregate area of 734,316 square meters were leased at an average annual fee of RMB 1,049 yuan per square meter. The Revised Building Leasing Contract will expire at the same time as the Building Leasing Agreement. The area and total fee payable for the lease of all such property may, every three years, be adjusted with the Company’s operating needs and by reference to market price which the adjusted prices will not exceed. The Company and CNPC each issued a confirmation letter to the Building Leasing Contract on August 28, 2014, which adjusted the rental payable and the gross floor area for the buildings leased. The Company agreed to lease from CNPC buildings with an aggregate gross floor area of approximately 1,179,586 square meters with rental payable adjusted to approximately RMB 708 in accordance with the gross floor area leased and the current situation of the market. The Building Leasing Contract shall remain unchanged apart from the rental payable and the gross floor area leased. The confirmation letter shall be effective from January 1, 2015. On August 24, 2017, based on the Buildings Leasing Contract and Supplemental Building Leasing Agreement, the Company and CNPC entered into a Revised Buildings Leasing Contract which took effect on January 1, 2018. Under this contract, buildings covering an aggregate area of 1,152,968 square meters were leased at annual rental payable approximately RMB 730. The Revised Building Leasing Contract will expire at Dec 31, 2037. The area and total fee payable for the lease of all such property may, every three years, be adjusted with the Company’s operating needs and by reference to market price which the adjusted prices will not exceed.

(b) Key management compensation

	Year End December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Emoluments and other benefits	11,779	12,549	11,256
Contribution to retirement benefit scheme	1,645	1,712	1,915

	13,424	14,261	13,171

Note:	Emoluments set out above for the year ended December 31, 2017 exclude RMB nil paid to key management of the Company of the deferred merit pay in accordance with relevant requirements by the PRC government (2016: RMB 1.64, 2015: RMB nil) .

(c) Transactions with other state-controlled entities in the PRC

Apart from transactions with CNPC and its fellow subsidiaries, associates and joint ventures of the Group, the Group’s transactions with other state-controlled entities include but is not limited to the following:

•	Sales and purchases of goods and services,

•	Purchases of assets,

•	Lease of assets; and

•	Bank deposits and borrowings

These transactions are conducted in the ordinary course of the Group’s business.